Shareholders' equity - Share capital - Normal Course Issuer Bid and Automatic Share Purchase Plan (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Nov. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Nov. 30, 2022
Shareholders' equity
Number of shares may acquire				10,078,488
Number of shares authorized to be repurchased	10,078,488						2,000,000
Repurchase of common shares under NCIB (in shares)		0	720,440	283,100	911,646
Repurchase of common shares under NCIB		$ 0.0	$ 10.5	$ 3.6	$ 13.1
Number of shares authorized to be repurchased per day	26,350
Percentage of average daily trading volume of the common shares that can be repurchased	25.00%
Repurchase under ASPP						$ 8.0
Remaining number of shares authorized to be repurchased		9,623,788		9,623,788